Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Business Segment

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
Acquisition	70	—	—	70
Foreign exchange translation	63	38	—	101
Other (a)	2	(12)	10	—
Balance at Dec. 31, 2012	$9,508	$8,517	$50	$18,075
Disposition	(69)	—	—	(69)
Foreign exchange translation	17	33	—	50
Other (a)	17	—	—	17
Balance at Dec. 31, 2013	$9,473	$8,550	$50	$18,073

(a)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment
The decrease in intangible assets in 2013 compared with 2012 primarily resulted from amortization of intangible assets. Amortization of intangible assets was $342 million in 2013, $384 million in 2012 and $428 million in 2011. In 2013, we recorded an $8 million impairment charge related to the write-down of the value of a customer contract intangible in the Investment Services business to its fair value. The table below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	Investment Services		Other	Consolidated
Balance at Dec. 31, 2011	$2,382	$1,922		$848	$5,152
Acquisition	23	—		—	23
Amortization	(192)	(192)		—	(384)
Foreign exchange translation	15	3		—	18
Other (a)	—	(1)		1	—
Balance at Dec. 31, 2012	$2,228	$1,732		$849	$4,809
Disposition	(7)	(1)		—	(8)
Amortization	(148)	(194)	(b)	—	(342)
Foreign exchange translation	6	2		—	8
Other (a)	(14)	(1)		—	(15)
Balance at Dec. 31, 2013	$2,065	$1,538		$849	$4,452

(a)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

(b)	Includes an $8 million intangible asset impairment recorded in 2013.

Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2013				Dec. 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,043	$(1,449)	$594	12 years	$2,114	$(1,353)	$761
Customer contracts—Investment Services	2,352	(1,202)	1,150	12 years	2,353	(1,018)	1,335
Other	76	(60)	16	5 years	125	(100)	25
Total subject to amortization	4,471	(2,711)	1,760	12 years	4,592	(2,471)	2,121
Not subject to amortization: (a)
Trade name	1,369	N/A	1,369	N/A	1,368	N/A	1,368
Customer relationships	1,323	N/A	1,323	N/A	1,320	N/A	1,320
Total not subject to amortization	2,692	N/A	2,692	N/A	2,688	N/A	2,688
Total intangible assets	$7,163	$(2,711)	$4,452	N/A	$7,280	$(2,471)	$4,809

(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2014	$302
2015	269
2016	240
2017	215
2018	180